Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Level 3 [Member]
Liabilities:
Fair Value, liabilities	$ 343,872	$ 1,164
Derivative liability [Member] | Level 3 [Member]
Liabilities:
Fair Value, liabilities		1,164
Earnout liabilities [Member] | Level 3 [Member]
Liabilities:
Fair Value, liabilities	166,087
Warrant liabilities [Member] | Level 3 [Member]
Liabilities:
Fair Value, liabilities	41,024
Common Stock warrant [Member] | Level 3 [Member]
Liabilities:
Fair Value, liabilities	136,761
Money Market Funds [Member] | Amortized Cost [Member] | Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis [Line Items]
Fair Value, assets	256,826	15,709
Money Market Funds [Member] | Gross Unrealized Gains [Member] | Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis [Line Items]
Fair Value, assets
Money Market Funds [Member] | Gross Unrealized Losses [Member] | Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis [Line Items]
Fair Value, assets
Money Market Funds [Member] | Fair Value [Member] | Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis [Line Items]
Fair Value, assets	$ 256,826	$ 15,709